Revenue - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment losses on trade receivables arising from contracts with customers	R$ 9,588	R$ 5,227	R$ 5,613